Subsequent Events	1 Months Ended	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Subsequent Events
Subsequent Events
Note 13 – Subsequent Events On July 26, 2012, the Company declared a dividend of $0.38 per share with a record date of August 6, 2012 and a payment date of August 14, 2012.

4. Subsequent events

        Management has evaluated events and transactions occurring through the date of filing this financial statement. Such evaluation resulted in no adjustments to the accompanying financial statement.